Finance costs-net (Tables)	12 Months Ended
Dec. 31, 2020
Finance costs-net
Schedule of net finance costs

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Finance income
Interest income on bank deposits	129,435	128,261	77,237

Finance costs
Interest expense on borrowings	(145,968)	(149,279)	(127,585)
Interest expense on lease liabilities	(10,175)	(10,785)	(7,736)
Interest expense on redemption liability	(4,511)	(12,608)	(14,326)
Bank charges	(2,788)	(2,159)	(716)
	(163,442)	(174,831)	(150,363)

	(34,007)	(46,570)	(73,126)